Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2015
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Feb. 02, 2016
Document Effective Date	Feb. 02, 2016
Prospectus Date	Jan. 28, 2016
Cove Street Capital Small Cap Value Fund | Institutional Class Shares
Prospectus:
Trading Symbol	CSCAX